                            WRL FREEDOM ATTAINER(R)
                               VARIABLE ANNUITY

                                Issued Through
                          WRL SERIES ANNUITY ACCOUNT
                                      By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       Supplement Dated August 24, 2001
                        To Prospectus Dated May 1, 2001

Please use this supplement with the WRL Freedom Attainer(R) prospectus dated May 1, 2001. Read it carefully and keep it with your May 1, 2001 prospectus for future reference.

Effective at close of business on August 24, 2001:

 .  Dean Investment Associates terminates as subadviser of the Dean Asset
   Allocation portfolio;
 . Transamerica Investment Management, LLC enters into an interim subadvisory agreement with AEGON/Transamerica Fund Advisers, Inc., the investment adviser of AEGON/Transamerica Series Fund, Inc., until shareholder approval is received;
 . the Dean Asset Allocation portfolio is renamed Transamerica Value Balanced; . the Dean Asset Allocation subaccount is renamed WRL Transamerica Value
   Balanced; and
 . the portfolio management fees are reduced from 0.80% to 0.75% per annum of the portfolio's average daily net assets, effective August 27, 2001.

The portfolio's investment objective is unchanged.

As a result of the foregoing portfolio/subadviser changes, the prospectus is amended as follows:

 .  All references in the prospectus to:

   . the Dean Asset Allocation portfolio are amended to refer to the Transamerica Value Balanced portfolio;
   . the Dean Asset Allocation subaccount are amended to refer to the WRL Transamerica Value Balanced subaccount; and
   . Dean Investment Associates are amended to refer to Transamerica Investment Management, LLC.

 .  The Annuity Contract Fee Table on page 10 is amended as follows:

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                              Management    Other     Rule 12b-1    Total Portfolio
          Portfolio              Fees      Expenses      Fees       Annual Expenses
-------------------------------------------------------------------------------------
Transamerica Value Balanced      0.80%*      0.07%        N/A            0.87%
-------------------------------------------------------------------------------------

*Effective August 27, 2001, this fee will be reduced to 0.75%.